Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 16,221,846	$ 23,075,713
Receivables	1,798,747	1,407,127
Inventory	3,495,459	3,390,822
Notes receivable	531,161	190,170
Prepaids	2,297,957	5,494,877
Total current assets	24,345,170	33,558,709
Non-current Assets
Goodwill	6,003,903	5,940,409
Equipment	289,462	297,043
Intangible assets	509,916	593,901
Investments	230,342	291,066
Notes receivable	1,004,197	964,006
Right of use asset	406,426	468,106
TOTAL ASSETS	32,789,416	42,113,240
Current Liabilities
Trade payables and accrued liabilities	1,134,159	799,139
Customer deposits	97,744	172,134
Deferred income	88,535	73,286
Loans payable	6,745	6,745
Derivative liability	696,424	5,560,002
Lease liability	110,977	110,481
Total current liabilities	2,134,584	6,721,787
Non-current Liabilities
Loans payable	85,771	86,572
Lease liability	325,508	378,642
TOTAL LIABILITIES	2,545,863	7,187,001
SHAREHOLDERS’ EQUITY
Share capital	81,225,257	81,038,365
Reserves – share-based payments	7,188,709	6,406,117
Accumulated deficit	(58,051,202)	(52,322,182)
Accumulated other comprehensive loss	(119,211)	(196,061)
TOTAL SHAREHOLDERS’ EQUITY	30,243,553	34,926,239
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 32,789,416	$ 42,113,240